RECEIVABLES (Tables)	12 Months Ended
Jan. 31, 2020
RECEIVABLES [abstract]
Schedule of trade receivable
as at January 31	2020	2019	2018
Taxes receivable	22,014	$65,476	$12,138
Trade receivable	423,083	69,692	—
Allowance for doubtful accounts	(1,975)	(55,215)	—
	443,122	$79,953	$12,138